Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 13,209	80,826	149,874
Restricted cash	1,178	7,210	8,024
Short-term investment	13,156	80,500	30,000
Notes receivable	11,557	70,718	96,341
Accounts receivable, net	140,225	858,037	881,646
Inventories	50,003	305,967	204,942
Prepaid expenses	20,856	127,619	25,630
Deferred tax assets	2,515	15,388	12,920
Other receivables	6,901	42,229	42,013
Total current assets	259,600	1,588,494	1,451,390
Property, plant and equipment, net	73,976	452,659	460,932
Construction-in-progress	2,693	16,481	23,092
Land use right	14,856	90,902	92,777
Goodwill	13,768	84,246	84,246
Other assets	106	649	757
Total assets	364,999	2,233,431	2,113,194
Current liabilities:
Short-term bank loans			67,681
Accounts payable	37,364	228,633	164,695
Notes Payable	14,665	89,733	64,004
Income tax payable	2,025	12,389	15,338
Value added tax payable	1,457	8,917	25,978
Advances from customers	21,563	131,946	86,619
Commission payable	22,046	134,899	116,141
Accrued employee benefits	2,028	12,411	11,448
Other liabilities	5,959	36,460	31,411
Total current liabilities	107,107	655,388	583,315
Commitments and contingencies
Long term liability:
Deferred Income	4,964	30,377	29,176
Long Term bank loans	26,239	160,553	195,087
Total Liabilities	138,310	846,318	807,578
Shareholders' equity:
Convertible preferred stock, US$0.0045 par value: Authorized shares - 2,000,000 Issued and outstanding shares - none in 2014 and 2013
Common stock, US$0.0045 par value: Authorized shares - 40,000,000 Issued and outstanding shares -16,418,456 in 2014 and 2013	74	606	606
Additional paid-in capital	38,138	298,418	295,688
Reserves	13,442	93,985	90,356
Retained earnings	149,197	1,001,054	925,837
Accumulated other comprehensive income	26,106	(3,848)	(3,673)
Stockholders' Equity before Treasury Stock	226,957	1,390,215	1,308,814
Less: Treasury shares at cost, Common stock -135,488 in 2014 and 138,306 in 2013	(268)	(3,102)	(3,198)
Total shareholders' equity	226,689	1,387,113	1,305,616
Total liabilities and shareholders' equity	$ 364,999	2,233,431	2,113,194